Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income (loss) - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Selling and marketing			$ (15,005)
Administrative	(3,071,681)	$ (1,098,668)	(408,656)
Other income (expense)			(820)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	33,452,042	(11,993,122)	3,164,471
Net income (loss)	30,380,361	(13,091,790)	2,739,990
Foreign currency translation adjustment	2,039,011	5,507,420	(561,091)
Comprehensive income (loss)	32,419,372	(7,584,370)	2,178,899
Comprehensive loss attributable to non-controlling interests	(2,051)	(2,172)
Comprehensive (loss) income attributable to shareholders	$ 32,421,423	$ (7,582,198)	$ 2,178,899